Condensed Financial Statements of Kentucky First Federal Bancorp - Schedule of Balance Sheets (Details) - Kentucky First Federal Bancorp [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
ASSETS
Prepaid expenses and other assets	$ 570	$ 655
Total assets	48,320	48,026
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities		29
Accounts payable and other liabilities, total		29
Shareholders’ equity	48,320	47,997
Total liabilities and shareholders’ equity	48,320	48,026
First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits	503	50
Investment	17,860	18,042
First Federal of Kentucky [Member]
ASSETS
Interest-bearing deposits	11	319
Frankfort First [Member]
ASSETS
Investment	$ 29,376	$ 28,960